OTHER (EXPENSE) INCOME (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Other Income and Expenses [Abstract]
Other income expense	$ 11,004	$ (119,880)	$ (118,941)	$ (116,989)	$ (110,822)	$ 15,120
Other income expense	$ (11,004)	$ 119,880	$ 118,941	$ 116,989	$ 110,822	$ (15,120)